Note 10 - Financial assets and liabilities held for trading - Derivatives by type of risk / by product or by type of market (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	€ 35,265	€ 42,955	€ 40,902
Derivative financial liabilities, held for trading	36,169	43,118	42,149
Notional Amount Total	2,659,246	2,092,945	1,872,373
Interest Rate [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	22,606	25,770	22,425
Derivative financial liabilities, held for trading	22,546	25,322	23,152
Notional Amount Total	2,152,490	1,556,150	1,289,986
Interest Rate [Member] | OTC Options [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	2,429	3,331	3,291
Derivative financial liabilities, held for trading	2,581	3,428	3,367
Notional Amount Total	212,554	217,958	208,175
Interest Rate [Member] | OTC Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	20,177	22,339	19,134
Derivative financial liabilities, held for trading	19,965	21,792	19,785
Notional Amount Total	1,916,920	1,296,183	1,069,909
Interest Rate [Member] | Organized Market Options [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	0	1	0
Derivative financial liabilities, held for trading	0	0	0
Notional Amount Total	600	1,311	0
Interest Rate [Member] | Organized Market Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	0	100	0
Derivative financial liabilities, held for trading	0	102	0
Notional Amount Total	22,416	40,698	11,902
Equity Risk [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	1,778	2,032	3,223
Derivative financial liabilities, held for trading	2,336	2,252	3,142
Notional Amount Total	95,573	90,655	108,108
Equity Risk [Member] | OTC Options [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	495	718	1,673
Derivative financial liabilities, held for trading	1,118	1,224	2,119
Notional Amount Total	34,140	44,837	65,951
Equity Risk [Member] | OTC Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	83	109	112
Derivative financial liabilities, held for trading	90	91	106
Notional Amount Total	8,158	5,312	4,535
Equity Risk [Member] | Organized Market Options [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	1,200	1,205	1,437
Derivative financial liabilities, held for trading	1,129	937	918
Notional Amount Total	48,644	36,795	34,475
Equity Risk [Member] | Organized Market Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	0	0	1
Derivative financial liabilities, held for trading	0	0	0
Notional Amount Total	4,631	3,712	3,147
Foreign Exchange And Gold Risk [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	10,371	14,872	14,706
Derivative financial liabilities, held for trading	10,729	15,179	15,367
Notional Amount Total	380,404	425,506	439,546
Foreign Exchange And Gold Risk [Member] | OTC Options [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	245	417	387
Derivative financial liabilities, held for trading	258	539	458
Notional Amount Total	24,447	27,583	41,706
Foreign Exchange And Gold Risk [Member] | OTC Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	10,092	14,436	14,305
Derivative financial liabilities, held for trading	10,430	14,624	14,894
Notional Amount Total	348,857	392,240	395,327
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	0	3	1
Derivative financial liabilities, held for trading	3	0	0
Notional Amount Total	104	175	109
Foreign Exchange And Gold Risk [Member] | Organized Market Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	34	16	13
Derivative financial liabilities, held for trading	37	16	16
Notional Amount Total	6,997	5,508	2,404
Credit Risk [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	489	261	500
Derivative financial liabilities, held for trading	517	338	441
Notional Amount Total	30,181	19,399	33,939
Credit Risk [Member] | Credit Default Swap [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	480	246	436
Derivative financial liabilities, held for trading	507	230	412
Notional Amount Total	27,942	15,788	30,283
Credit Risk [Member] | Credit Spread Option [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities, held for trading	0	0	0
Notional Amount Total	200	150	300
Credit Risk [Member] | Total Return Swap [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	9	2	0
Derivative financial liabilities, held for trading	9	108	28
Notional Amount Total	2,039	1,895	1,831
Credit Risk [Member] | Other [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	0	14	64
Derivative financial liabilities, held for trading	0	0	0
Notional Amount Total	0	1,565	1,526
Commodities Risk [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	3	6	31
Derivative financial liabilities, held for trading	3	6	37
Notional Amount Total	36	169	118
Other Risk [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	18	13	16
Derivative financial liabilities, held for trading	38	22	10
Notional Amount Total	561	1,065	675
Total [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	35,265	42,955	40,902
Derivative financial liabilities, held for trading	36,169	43,118	42,149
Notional Amount Total	2,659,246	2,092,945	1,872,373
Total [Member] | Of Which OTC Derivatives With Credit Institutions [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	21,016	26,438	23,385
Derivative financial liabilities, held for trading	22,804	28,005	28,343
Notional Amount Total	898,209	806,096	974,604
Total [Member] | Of Which OTC Derivatives With Other Financial Institutions [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	8,695	8,786	9,938
Derivative financial liabilities, held for trading	9,207	9,362	8,690
Notional Amount Total	1,548,919	1,023,174	688,880
Total [Member] | Of Which OTC Derivatives With Rest Of Counterparties [Member]
Derivatives by type of risk / by product or by type of market Line Items
Derivative financial assets held for trading	4,316	6,404	6,122
Derivative financial liabilities, held for trading	2,986	4,694	4,177
Notional Amount Total	€ 128,722	€ 175,473	€ 156,828